SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Xtrackers California Municipal Bond ETF (CA)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)
Xtrackers S&P 500 ESG ETF (SNPE)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)

At a meeting held on August 13, 2024, the Board of Trustees of DBX ETF Trust approved reductions in each fund’s unitary advisory fee as stated below. At the same time, the Board terminated contractual expense limitations and DBX Advisors, LLC terminated its voluntary fee waiver, in each case that limited a fund’s operating expenses at those same levels because of the redundancy. The reductions in the unitary advisory fee and the termination of each expense limitation or fee waiver are effective immediately.
As a result, each fund’s Statement of Additional Information is revised as follows:
All references to contractual expense limitations or voluntary fee waivers for the fund are hereby deleted.
The following is added to the disclosure relating to the fund under “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION”:
Xtrackers California Municipal Bond ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.07% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.15% of the fund’s average daily net assets.
Xtrackers FTSE Developed ex US Multifactor ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.24% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.35% of the fund’s average daily net assets.
Xtrackers High Beta High Yield Bond ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.20% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.35% of the fund’s average daily net assets.
Xtrackers International Real Estate ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.10% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.12% of the fund’s average daily net assets.
Xtrackers Low Beta High Yield Bond ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.20% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.25% of the fund’s average daily net assets.
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.09% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.20% of the fund’s average daily net assets.
August 13, 2024
SAISTKR24-26

Xtrackers MSCI USA ESG Leaders Equity ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.09% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.10% of the fund’s average daily net assets.
Xtrackers S&P 500 ESG ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.10% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.11% of the fund’s average daily net assets.
Xtrackers USD High Yield Corporate Bond ETF
Effective August 13, 2024, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.05% of the fund’s average daily net assets. Prior to August 13, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.20% of the fund’s average daily net assets.

The following replaces similar information relating to the fund under “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS”:
Fund Name	Unitary Advisory Fee Rate
Xtrackers California Municipal Bond ETF	0.07%
Xtrackers FTSE Developed ex US Multifactor ETF	0.24%
Xtrackers High Beta High Yield Bond ETF	0.20%
Xtrackers International Real Estate ETF	0.10%
Xtrackers Low Beta High Yield Bond ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.09%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.09%
Xtrackers S&P 500 ESG ETF	0.10%
Xtrackers USD High Yield Corporate Bond ETF	0.05%

Please Retain This Supplement for Future Reference
August 13, 2024
SAISTKR24-26